3. Loans, Credit Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Credit risk profile
Total Loans	$ 619,974	$ 670,497
Construction and land development
Credit risk profile
Total Loans	73,176	93,812
Single-family residential
Credit risk profile
Total Loans	195,003	212,993
Single-family residential - Banco de la Gente stated income
Credit risk profile
Total Loans	52,019	54,058
Commercial Real Estate
Credit risk profile
Total Loans	200,633	214,415
Multifamily and Farmland
Credit risk profile
Total Loans	8,951	4,793
Commercial loans (not secured by real estate)
Credit risk profile
Total Loans	64,295	60,646
Farm loans (not secured by real estate)
Credit risk profile
Total Loans	11	0
Consumer loans (not secured by real estate)
Credit risk profile
Total Loans	10,148	10,490
All other loans (not secured by real estate)
Credit risk profile
Total Loans	15,738	19,290
Construction and land development
Credit risk profile
Total Loans	73,176	93,812
Construction and land development | 1- Excellent Quality
Credit risk profile
Total Loans	11	197
Construction and land development | 2- High Quality
Credit risk profile
Total Loans	4,947	5,183
Construction and land development | 3- Good Quality
Credit risk profile
Total Loans	24,952	27,675
Construction and land development | 4- Management Attention
Credit risk profile
Total Loans	18,891	28,138
Construction and land development | 5- Watch
Credit risk profile
Total Loans	9,580	15,923
Construction and land development | 6- Substandard
Credit risk profile
Total Loans	14,795	16,696
Construction and land development | 7- Low Substandard
Credit risk profile
Total Loans	0	0
Construction and land development | 8- Doubtful
Credit risk profile
Total Loans	0	0
Construction and land development | 9- Loss
Credit risk profile
Total Loans	0	0
Single-family residential
Credit risk profile
Total Loans	195,003	212,993
Single-family residential | 1- Excellent Quality
Credit risk profile
Total Loans	24,662	25,474
Single-family residential | 2- High Quality
Credit risk profile
Total Loans	56,829	64,817
Single-family residential | 3- Good Quality
Credit risk profile
Total Loans	62,018	74,824
Single-family residential | 4- Management Attention
Credit risk profile
Total Loans	35,727	35,233
Single-family residential | 5- Watch
Credit risk profile
Total Loans	9,504	6,141
Single-family residential | 6- Substandard
Credit risk profile
Total Loans	6,263	6,504
Single-family residential | 7- Low Substandard
Credit risk profile
Total Loans	0	0
Single-family residential | 8- Doubtful
Credit risk profile
Total Loans	0	0
Single-family residential | 9- Loss
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income
Credit risk profile
Total Loans	52,019	54,058
Single-family residential - Banco de la Gente stated income | 1- Excellent Quality
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | 2- High Quality
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | 3- Good Quality
Credit risk profile
Total Loans	24,724	25,564
Single-family residential - Banco de la Gente stated income | 4- Management Attention
Credit risk profile
Total Loans	11,366	15,020
Single-family residential - Banco de la Gente stated income | 5- Watch
Credit risk profile
Total Loans	3,597	5,626
Single-family residential - Banco de la Gente stated income | 6- Substandard
Credit risk profile
Total Loans	12,332	7,848
Single-family residential - Banco de la Gente stated income | 7- Low Substandard
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | 8- Doubtful
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | 9- Loss
Credit risk profile
Total Loans	0	0
Commercial Real Estate
Credit risk profile
Total Loans	200,633	214,415
Commercial Real Estate | 1- Excellent Quality
Credit risk profile
Total Loans	0	0
Commercial Real Estate | 2- High Quality
Credit risk profile
Total Loans	27,511	25,506
Commercial Real Estate | 3- Good Quality
Credit risk profile
Total Loans	114,001	136,137
Commercial Real Estate | 4- Management Attention
Credit risk profile
Total Loans	47,603	40,312
Commercial Real Estate | 5- Watch
Credit risk profile
Total Loans	6,911	2,795
Commercial Real Estate | 6- Substandard
Credit risk profile
Total Loans	4,607	9,665
Commercial Real Estate | 7- Low Substandard
Credit risk profile
Total Loans	0	0
Commercial Real Estate | 8- Doubtful
Credit risk profile
Total Loans	0	0
Commercial Real Estate | 9- Loss
Credit risk profile
Total Loans	0	0
Multifamily and Farmland
Credit risk profile
Total Loans	8,951	4,793
Multifamily and Farmland | 1- Excellent Quality
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | 2- High Quality
Credit risk profile
Total Loans	32	50
Multifamily and Farmland | 3- Good Quality
Credit risk profile
Total Loans	4,975	3,448
Multifamily and Farmland | 4- Management Attention
Credit risk profile
Total Loans	3,039	358
Multifamily and Farmland | 5- Watch
Credit risk profile
Total Loans	712	728
Multifamily and Farmland | 6- Substandard
Credit risk profile
Total Loans	193	209
Multifamily and Farmland | 7- Low Substandard
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | 8- Doubtful
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | 9- Loss
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate)
Credit risk profile
Total Loans	64,295	60,646
Commercial loans (not secured by real estate) | 1- Excellent Quality
Credit risk profile
Total Loans	672	715
Commercial loans (not secured by real estate) | 2- High Quality
Credit risk profile
Total Loans	9,260	8,801
Commercial loans (not secured by real estate) | 3- Good Quality
Credit risk profile
Total Loans	40,814	36,585
Commercial loans (not secured by real estate) | 4- Management Attention
Credit risk profile
Total Loans	11,844	12,882
Commercial loans (not secured by real estate) | 5- Watch
Credit risk profile
Total Loans	976	622
Commercial loans (not secured by real estate) | 6- Substandard
Credit risk profile
Total Loans	729	1,041
Commercial loans (not secured by real estate) | 7- Low Substandard
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate) | 8- Doubtful
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate) | 9- Loss
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate)
Credit risk profile
Total Loans	11
Farm loans (not secured by real estate) | 1- Excellent Quality
Credit risk profile
Total Loans	0
Farm loans (not secured by real estate) | 2- High Quality
Credit risk profile
Total Loans	0
Farm loans (not secured by real estate) | 3- Good Quality
Credit risk profile
Total Loans	11
Farm loans (not secured by real estate) | 4- Management Attention
Credit risk profile
Total Loans	0
Farm loans (not secured by real estate) | 5- Watch
Credit risk profile
Total Loans	0
Farm loans (not secured by real estate) | 6- Substandard
Credit risk profile
Total Loans	0
Farm loans (not secured by real estate) | 7- Low Substandard
Credit risk profile
Total Loans	0
Farm loans (not secured by real estate) | 8- Doubtful
Credit risk profile
Total Loans	0
Farm loans (not secured by real estate) | 9- Loss
Credit risk profile
Total Loans	0
Consumer loans (not secured by real estate) | 1- Excellent Quality
Credit risk profile
Total Loans	1,239	1,344
Consumer loans (not secured by real estate) | 2- High Quality
Credit risk profile
Total Loans	4,122	4,070
Consumer loans (not secured by real estate) | 3- Good Quality
Credit risk profile
Total Loans	4,186	4,259
Consumer loans (not secured by real estate) | 4- Management Attention
Credit risk profile
Total Loans	392	429
Consumer loans (not secured by real estate) | 5- Watch
Credit risk profile
Total Loans	134	89
Consumer loans (not secured by real estate) | 6- Substandard
Credit risk profile
Total Loans	70	154
Consumer loans (not secured by real estate) | 7- Low Substandard
Credit risk profile
Total Loans	0	0
Consumer loans (not secured by real estate) | 8- Doubtful
Credit risk profile
Total Loans	0	0
Consumer loans (not secured by real estate) | 9- Loss
Credit risk profile
Total Loans	5	145
All other loans (not secured by real estate) | 1- Excellent Quality
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | 2- High Quality
Credit risk profile
Total Loans	2,317	2,774
All other loans (not secured by real estate) | 3- Good Quality
Credit risk profile
Total Loans	13,416	16,509
All other loans (not secured by real estate) | 4- Management Attention
Credit risk profile
Total Loans	5	7
All other loans (not secured by real estate) | 5- Watch
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | 6- Substandard
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | 7- Low Substandard
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | 8- Doubtful
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | 9- Loss
Credit risk profile
Total Loans	$ 0	$ 0